Reporting Segments (Details) - Schedule of reporting segment $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Net interest income		$ 1,593,848		$ 1,416,964		$ 1,414,368
Other operating income		8,206		13,001		23,129
Income from investments in associates and other companies		1,388		1,146		1,324
Income tax expense		(142,533)		(175,074)		(167,144)
Result of continuing operations		552,730		619,614		595,923
Result of discontinued operations (in Dollars)					$ 1,699		$ 3,770
Net income for the year		552,730		621,313		599,693
Retail Banking [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortised cost	[1]	24,279,248		22,926,377		20,786,637
Net interest income		1,049,543		960,361		949,764
Net fee and commission income		213,431		230,627		220,532
Financial transactions, net	[2]	28,577		28,426		19,694
Expected credit losses		(317,050)		(279,969)		(287,739)
Support expenses	[3]	(596,464)		(575,511)		(553,157)
Segment’s net contribution		378,038		363,934		349,094
Middle Market [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortised cost	[1]	8,136,402		8,093,496		7,690,380
Net interest income		346,225		298,587		272,912
Net fee and commission income		38,335		38,712		36,746
Financial transactions, net	[2]	21,859		13,535		16,848
Expected credit losses		(109,999)		(38,746)		(26,314)
Support expenses	[3]	(91,132)		(97,054)		(92,377)
Segment’s net contribution		205,287		215,034		207,815
CIB [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortised cost	[1]	1,635,217		1,603,633		1,613,088
Net interest income		114,229		98,154		96,722
Net fee and commission income		23,180		29,103		35,064
Financial transactions, net	[2]	82,303		94,761		57,340
Expected credit losses		(51,097)		223		2,339
Support expenses	[3]	(72,715)		(65,343)		(64,913)
Segment’s net contribution		95,900		156,898		126,552
Other [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortised cost	[1]	289,026		48,009		123,310
Net interest income		83,851		59,862		94,970
Net fee and commission income		(7,668)		(11,356)		(1,457)
Financial transactions, net	[2]	17,058		64,970		11,200
Expected credit losses		(118)		(4,819)		(5,694)
Support expenses	[3]	(8,235)		(11,953)		(11,486)
Segment’s net contribution		84,888		96,704		87,533
Total [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortised cost	[1]	34,339,893		32,671,515		30,213,415
Net interest income		1,593,848		1,416,964		1,414,368
Net fee and commission income		267,278		287,086		290,885
Financial transactions, net	[2]	149,797		201,692		105,082
Expected credit losses		(478,264)		(323,311)		(317,408)
Support expenses	[3]	(768,546)		(749,861)		(721,933)
Segment’s net contribution		764,113		832,570		770,994
Other operating income		8,206		13,001		23,129
Other operating expenses and impairment		(78,444)		(52,029)		(32,381)
Income from investments in associates and other companies		1,388		1,146		1,325
Income tax expense		$ (142,533)		$ (175,074)		$ (167,144)

[1]	Corresponds to loans and accounts receivable at amortised cost under IFRS 9, without deducting their allowances for loan losses.
[2]	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
[3]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.